Trade and other receivables, net (Details Textual) - USD ($)		12 Months Ended
	May 01, 2017	Dec. 31, 2018	Dec. 31, 2017
Aggregate of Compensation		$ 33,735,000
Income arising from insurance contracts			$ 4,175,000
Expense for policyholder claims and benefits, without reduction for reinsurance held			2,985,000
Expense arising from insurance contracts			$ 1,190,000
El Brocal [Member]
Aggregate of Compensation Lost Profit	$ 38,793,000
Repair and Cost overruns	$ 5,058,000